J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

Prospectuses dated July 1, 2018

JPMORGAN TRUST II

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

Prospectuses dated July 1, 2018

JPMORGAN TRUST IV

JPMorgan Institutional Tax Free Money Market Fund

Prospectuses dated July 1, 2018

JPMorgan Securities Lending Money Market Fund

Prospectus dated September 12, 2018

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 28, 2018 to

the Prospectuses as dated above

Effective immediately, the following paragraphs will be added prior the “How Your Account Works — OTHER INFORMATION CONCERNING THE FUNDS — Suspension of Redemptions” section of each prospectus:

The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-MMKT-1118